Acquisitions and Other Transactions - Acquisition of Royalty Interests, Funding of Financing Package and Volcan Gold Project (Details) $ in Millions, $ in Millions	Dec. 04, 2024 USD ($)	Dec. 04, 2024 CAD ($)	Aug. 13, 2024	Jul. 12, 2024 USD ($)	Jan. 19, 2024	Jul. 18, 2022 USD ($)
G Mining Ventures Corp, Tocantinzinho Project, Brazil
Acquisitions
Secured term loan receivable						$ 75.0
Share subscription	$ 15.5	$ 21.9		$ 25.0
Caserones Royalty, Chile
Acquisitions
Percentage of NSR					0.517%
Yanacocha Gold Mine
Acquisitions
Percentage of NSR on existing royalty			1.80%